Segments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segments
Number of principal operating segments		2	2
Total revenues	[1]	$ 200,331	¥ 1,377,379	¥ 1,575,092	¥ 1,444,907
Cost of revenues	[1]	(86,764)	(596,548)	(727,197)	(726,807)
Gross profit		113,567	780,831	847,895	718,100
Net advertising services
Segments
Total revenues	[1]	174,281	1,198,271	1,353,480	1,232,210
Cost of revenues		(75,272)	(517,533)	(602,945)	(598,040)
Gross profit		99,009	680,738	750,535	634,170
Paid services
Segments
Total revenues	[1]	26,050	179,108	221,612	212,697
Cost of revenues		(11,492)	(79,015)	(124,252)	(128,767)
Gross profit		$ 14,558	¥ 100,093	¥ 97,360	¥ 83,930

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 98,413 67,393 41,482 6,033Paid services revenues 122,844 139,149 87,131 12,673Cost of revenues (29,057) (57,057) (30,167) (4,388)Sales and marketing expenses (1,277) (748) (4,341) (631)General and administrative expenses (260) (6,245) (7,918) (1,152)